Other Receivables and Other Current Assets, Net	12 Months Ended
Mar. 31, 2026
Other Receivables and Other Current Assets, Net [Abstract]
OTHER RECEIVABLES AND OTHER CURRENT ASSETS, NET

NOTE 5 – OTHER RECEIVABLES AND OTHER CURRENT ASSETS, NET

Other receivables and other current assets consisted of the following as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025

Deposits	144,970	137,804
Loan receivables*	97,854	124,712
Other receivables	183,998	108,281
Total other receivables and other current assets, gross	426,822	370,797
Less: allowance for credit loss	(54,430)	(51,739)
Total other receivables and other current assets, net	$372,392	$319,058

*

Loan receivables represent temporary interest-free advances provided by the Company to its employees for short-term personal liquidity needs. These advances are repayable on demand and expected to be fully settled by March 31, 2027

 Changes of allowance for credit loss for other receivables and other current assets, for the fiscal years ended March 31, 2026 and 2025 are as follows:

	For the years ended March 31,
	2026	2025

Beginning balance	$51,739	$52,000
Exchange rate difference	2,691	(261)
Ending balance	$54,430	$51,739